Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2020 Fund	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	9.23%	4.62%	6.83%	8.27%	2.62%	5.43%	5.78%	3.21%	5.17%	16.19%	6.14%	7.73%	8.72%	3.05%	3.75%	16.62%	6.50%	8.13%